FUNDS FROM SECURITIES ISSUED (Tables)	12 Months Ended
Dec. 31, 2022
Funds From Securities Issued
Composition by type of security issued and location

a)	Composition by type of security issued and location

	R$ thousands
	On December 31, 2022	On December 31, 2021
Instruments Issued – Brazil:
Real estate credit notes	51,258,545	41,461,933
Agribusiness notes	31,176,213	17,300,060
Financial bills	93,772,038	79,752,267
Real Estate Secured Bill (LIG)	30,290,640	13,936,949
Subtotal	206,497,436	152,451,209
Securities – Overseas:
Euronotes	3,934,384	1,849,851
Securities issued through securitization – (item (b))	8,456,444	9,135,795
Subtotal	12,390,828	10,985,646
Structured Operations Certificates	3,369,064	2,791,687
Total	222,257,328	166,228,542

Net financial activity in the issuance of securities

	R$ thousands
	2022	2021
Opening balances on January 1	166,228,542	144,903,825
Issuance	101,692,599	105,221,591
Interest accrued	21,101,371	7,543,275
Settlement and interest payments	(64,795,895)	(92,274,643)
Exchange variation and others	(1,969,289)	834,494
Closing balance on December 31	222,257,328	166,228,542